Other non-current assets	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Other non-current assets	Other non-current assets represent deposits for sales and leaseback agreement amounted to approximately to RMB17,512,000 (2017: RMB17,512,000).